Warrants - Summary of Placement Warrants Valuation Using Black-Scholes Pricing Model (Detail) (Warrant [Member])	12 Months Ended
Dec. 31, 2014
Warrant [Member]
Class of Warrant or Right [Line Items]
Dividend yield	0.00%
Expected volatility	74.66%
Weighted average risk-free interest rate	1.61%
Expected term (years)	5 years